INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
INVENTORIES
Components of inventories

Inventories consist of the following (in thousands):

	March 31,	September 30,
	2013	2012
Work in process and inventoried costs under long-term contracts	$71,885	$78,796
Customer advances	(21,601)	(27,288)
Raw material and purchased parts	708	858
Net inventories	$50,992	$52,366

Significant components of inventories are as follows (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Finished products	$—	$—	$—	$55
Work in process and inventoried costs under long-term contracts	78,796	71,855	79,529	105,460
Customer advances	(27,288)	(34,582)	(41,575)	(49,734)
Materials and purchased parts	858	1,086	2,699	1,824

	$52,366	$38,359	$40,653	$57,605